Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenue	$ 370,176	$ 2,112,806
Operating expenses:
Cost of revenues	81,295
Research and development	20,223,495	16,455,278
Selling, general and administrative	20,130,546	16,828,229
In-process research and development impairment	3,500,000	2,366,000
Change in fair value of contingent consideration	(3,342,515)	430,000
Total operating expenses	40,592,821	37,531,845
Operating loss	(40,222,645)	(35,419,039)
Change in fair value of warrant liability	11,020	22,758
Interest (loss) income	987,247
Other expense (income), net	(665,198)	692,038
Unrealized (loss) gain on available-for-sale securities	(1,701,428)	(842,538)
Total non-operating loss	(1,368,359)	(127,742)
Net loss before income taxes from continuing operations	(41,591,004)	(35,546,781)
Income tax benefit	215,937	145,974
Net loss from continuing operations	(41,375,067)	(35,400,807)
Net loss from discontinued operations before income taxes	(5,560,130)
Income tax benefit from discontinued operations	3,073,000
Net loss	(43,862,197)	(35,400,807)
Net loss - non-controlling interest	(427,491)	(329,339)
Net loss attributable to NightHawk Biosciences, Inc.	$ (43,434,706)	$ (35,071,468)
Net loss per share, basic - continuing operations (in dollars per share)	$ (1.60)	$ (1.41)
Net loss per share, diluted - continuing operations (in dollars per share)	(1.60)	(1.41)
Net loss per share, basic - discontinued operations (in dollars per share)	(0.10)
Net loss per share, diluted - discontinued operations (in dollars per share)	(0.10)
Net loss per share common share attributable to NightHawk Biosciences, Inc., basic	(1.70)	(1.41)
Net loss per share common share attributable to NightHawk Biosciences, Inc., diluted	$ (1.70)	$ (1.41)
Weighted-average common shares outstanding, basic (in shares)	25,606,326	24,913,942
Weighted-average common shares outstanding, diluted (in shares)	25,606,326	24,913,942
Comprehensive loss:
Net loss	$ (43,862,197)	$ (35,400,807)
Unrealized gain on foreign currency translation	119,865	98,115
Total comprehensive loss	(43,742,332)	(35,302,692)
Comprehensive loss attributable to non-controlling interest	(427,491)	(329,339)
Comprehensive loss - NightHawk Biosciences, Inc.	$ (43,314,841)	$ (34,973,353)